Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The consolidated financial statements are prepared in conformity with GAAP. Management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). Management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents Cash equivalents include investment instruments, CD’s and time deposits purchased with a maturity of three months or less.	Cash and Cash Equivalents Cash equivalents include investment instruments, CD’s and time deposits purchased with a maturity of three months or less.
Inventory, Policy [Policy Text Block]	Inventories Inventories are stated at the lower of cost (first-in, first-out method) or market.	Inventories Inventories are stated at the lower of cost (first-in, first-out method) or market. At December 31, 2013 and 2012, inventories consisted entirely of raw materials.
Supplier Deposits [Policy Text Block]	Supplier Deposits Supplier Deposits consist of prepaid inventory for which the Company has not yet taken delivery.	Supplier Deposits Supplier Deposits consist of prepaid inventory for which the Company has not yet taken delivery.
Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment and Depreciation

Property and equipment are stated at cost.  Depreciation is computed using the straight line method over the estimated useful life of the respective assets.  Computer equipment is depreciated over a period of 3 - 5 years.  Maintenance and repairs are charged to expense when incurred.  When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and any gain or loss is credited or charged to income.  At March 31, 2014 and December 31, 2013, accumulated depreciation related to property and equipment was $1,975 and $1,553, respectively.

Property and Equipment and Depreciation

Property and equipment are stated at cost.  Depreciation is computed using the straight line method over the estimated useful life of the respective assets.  Computer equipment is depreciated over a period of 3 -5 years.  Maintenance and repairs are charged to expense when incurred.  When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and any gain or loss is credited or charged to income.  At December 31, 2013 and 2012, accumulated depreciation related to property and equipment was $1,553 and $544, respectively.

Stockholders' Equity Note, Redeemable Preferred Stock, Issue, Policy [Policy Text Block]
Preferred Stock Classification

Preferred Stock issued by the Company which meets certain redemption or conversion features is classified as temporary or mezzanine capital in accordance with Financial Accounting Standards Board Accounting Standards Codification (“ASC”) topic 480, “Distinguishing Liabilities from Equity.”

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Revenues from sales of products are recognized at the time of delivery when title and risk of loss passes to the customer.  Recognition of revenue also requires reasonable assurance of collection of sales proceeds.

Revenue Recognition

Revenues from sales of products are recognized at the time of delivery when title and risk of loss passes to the customer.  Recognition of revenue also requires reasonable assurance of collection of sales proceeds.

Cost of Sales, Policy [Policy Text Block]
Deductions from Revenue

Costs incurred for sales incentives and discounts are accounted for as a reduction in revenue.  These costs include payments to customers for performing merchandising activities on our behalf, including in-store displays, promotions for new items and obtaining optimum shelf space.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and Handling Costs

Shipping and Handling Costs incurred to move finished goods from our sales distribution centers to customer locations are included in the line selling, general and administrative expenses in our Statements of Operations.

Earnings Per Share, Policy [Policy Text Block]
Net Loss Per Common Share

The Company computes per share amounts in accordance with ASC Topic 260, “Earnings per Share”.  ASC Topic 260 requires presentation of basic and diluted EPS.  Basic EPS is computed by dividing the income (loss) available to common stockholders by the weighted-average number of common shares outstanding for the period.  Diluted EPS is based on the weighted average number of shares of common stock and common stock equivalents outstanding during the periods. The conversion of Series A Preferred Stock and options was excluded from the computation of diluted shares outstanding for the three months ended March 31, 2013.  The loss for the period would have had an anti-dilutive impact on the Company’s net loss per common share.

Net Loss Per Common Share

The Company computes per share amounts in accordance with Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 260, “Earnings per Share”.  ASC Topic 260 requires presentation of basic and diluted EPS.  Basic EPS is computed by dividing the income (loss) available to common stockholders by the weighted-average number of common shares outstanding for the period.  Diluted EPS is based on the weighted average number of shares of common stock and common stock equivalents outstanding during the periods. The conversion of Series A Preferred Stock and options was excluded from the computation of diluted shares outstanding for the year ended December 31, 2013.  The loss for the period would have had an anti-dilutive impact on the Company’s net loss per common share.

Start-Up Costs, Policy [Policy Text Block]	Start-Up Costs In accordance with ASC topic 720-15, “Start-Up Costs,” the Company charges all costs associated with its start-up operations to income as incurred.	Start-Up Costs In accordance with ASC topic 720-15, “Start-Up Costs,” the Company charges all costs associated with its start-up operations to income as incurred.
Income Tax, Policy [Policy Text Block]
Income Taxes

The Company provides for income taxes under ASC topic 740, “Income Taxes,” which requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse.

ASC Topic 740 also requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Tax returns for the years from 2009 to 2013 are subject to examination by tax authorities.

Income Taxes

The Company provides for income taxes under ASC topic 740, “Income Taxes,” which requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse.

ASC 740 also requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Tax returns for the years from 2009 to 2013 are subject to examination by tax authorities.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

ASC Topic 718, “Accounting for Stock-Based Compensation” prescribes accounting and reporting standards for all stock-based compensation plans, including employee stock options, restricted stock, warrants, employee stock purchase plans and stock appreciation rights.

ASC Topic 718 requires employee compensation expense to be recorded using the fair value method. The Company accounts for employee stock based compensation in accordance with the provisions of ASC Topic 718. For non-employee options and warrants, the company uses the fair value method as prescribed in ASC Topic 718.

Stock-Based Compensation

ASC Topic 718, “Accounting for Stock-Based Compensation” prescribes accounting and reporting standards for all stock-based compensation plans, including employee stock options, restricted stock, employee stock purchase plans and stock appreciation rights.

ASC Topic 718 requires employee compensation expense to be recorded using the fair value method. The Company accounts for employee stock based compensation in accordance with the provisions of ASC Topic 718. For non-employee options and warrants, the company uses the fair value method as prescribed in ASC Topic 718.

Derivatives, Policy [Policy Text Block]
Derivative Instruments

The Company’s derivative liabilities are related to embedded conversion features issued in connection with the Series A Preferred Stock. For derivative instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in fair value recognized in earnings each reporting period. The Company uses the Black-Scholes model to value the derivative instruments at inception and subsequent valuation dates and the value is re-assessed at the end of each reporting period, in accordance with ASC Topic 815, “Derivatives and Hedging.” Derivative instrument liabilities are classified in the balance sheets as current or non-current based upon whether or not the net-cash settlement of the derivative instrument could be required within twelve months of the balance sheet date.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair value of financial instruments

The carrying amounts of financial instruments, which include accounts payable, accrued expenses and debt obligations approximate their fair values due to their short-term nature and/or variable interest rates. The Company’s debt obligations bear interest at rates which approximate prevailing market rates for instruments with similar characteristics and, accordingly, the carrying values for these instruments approximate fair value.

The Company adopted ASC Topic 820, “Fair Value Measurement,” which established a framework for measuring fair value and expands disclosure about fair value measurements.  ASC Topic 820 defines fair value as the amount that would be received for an asset or paid to transfer a liability (i.e., an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC Topic 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Topic 820 describes the following three levels of inputs that may be used:

•	Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical,, unrestricted assets or liabilities;

•	Level 2 Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability;

•	Level 3 Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company did not have any assets or liabilities measured at fair value on a recurring basis at March 31, 2014 or December 31, 2013. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the periods ended March 31, 2014 or December 31, 2013.

Fair value of financial instruments

The carrying amounts of financial instruments, which include accounts payable, accrued expenses and debt obligations approximate their fair values due to their short-term nature and/or variable interest rates. The Company’s debt obligations bear interest at rates which approximate prevailing market rates for instruments with similar characteristics and, accordingly, the carrying values for these instruments approximate fair value.

The Company adopted ASC Topic 820, “Fair Value Measurement,” which established a framework for measuring fair value and expands disclosure about fair value measurements.  ASC Topic 820 defines fair value as the amount that would be received for an asset or paid to transfer a liability (i.e., an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC Topic 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Topic 820 describes the following three levels of inputs that may be used:

•	Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical,, unrestricted assets or liabilities;

•	Level 2 Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability;

•	Level 3 Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company did not have any assets or liabilities measured at fair value on a recurring basis at December 31, 2013 or 2012. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the periods ended December 31, 2013 or 2012.

New Accounting Pronouncements, Policy [Policy Text Block]
New Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.

New Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting standards, if currently adopted, would have a material effect on the accompanying consolidated financial statements.